Cover Page Document	Aug. 07, 2023
Cover [Abstract]
Entity Central Index Key	0001552797
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Local Phone Number	771-6701
Entity Incorporation, State or Country Code	DE
Document Period End Date	Aug. 07, 2023
Document Type	8-K
Entity Registrant Name	DELEK LOGISTICS PARTNERS, LP
City Area Code	615
Entity File Number	001-35721
Entity Tax Identification Number	45-5379027
Entity Address, Address Line One	310 Seven Springs Way, Suite 500
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	DKL
Security Exchange Name	NYSE
Amendment Flag	false
Entity Address, Address Line Two	310 Seven Springs Way, Suite 500